Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of income
Distribution costs	€ 807,961	€ 800,876	€ 770,722
General and administrative expense	2,388,375	2,369,494	2,002,109
Selling, general and administrative expense	€ 3,196,336	€ 3,170,370	€ 2,772,831